Share-based compensation (Tables)	3 Months Ended
Mar. 31, 2023
Share-based Payment Arrangements [Abstract]
Schedule of Shares Outstanding
The following table summarizes the share option awards outstanding as of March 31, 2023:

	Average strike price per share in USD	Number of awards	Weighted average remaining life in years
December 31, 2022	18.30	10,755,494	8.46
Granted	2.50	2,830,741	9.97
Forfeited	19.59	(467,579)	N/A
March 31, 2023	14.19	13,118,656	8.58

Schedule of Fair Value Assumption For Options Granted
The fair values of the options granted during the three months ended March 31, 2023 and 2022 were determined on the date of the grant using the following assumptions:

	Three Months Ended	Three Months Ended
	March 31, 2023	March 31, 2022
Share price, in USD	1.99 - 5.45	14.00 - 19.69
Strike price, in USD	1.99 - 5.45	14.00 - 19.69
Expected volatility, in %	75% to 80%	70%
Award life, in years	6.08	6.08
Expected dividends	—	—
Risk-free interest rate, in %	3.39% - 4.13%	1.46% - 1.73%

Schedule of Other Equity Instruments Outstanding

	Number of awards	Weighted average grant date fair value
December 31, 2022	1,585,877	13.26
Granted	839,680	2.11
Vested	(254,891)	19.52
Forfeited	(60,444)	12.22
March 31, 2023	2,110,222	8.10

Schedule of Share-based Compensation Reserve
The movement in the Share-based Compensation Reserves (included in Other reserves within equity) is as follows:

	Three months ended
(in KUSD)	March 31, 2023	March 31, 2022
Equity Incentive Plan 2019 - Share Options	4,781	10,515
Equity Incentive Plan 2019 - RSUs	3,196	3,395
ESPP Expense	97	—
Tax and social charge deductions - Incentive Plan 2019	—	(512)
Total	8,074	13,398